NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest expense	$ 113,693	$ 57,209	$ 10,031	$ 37,126
Amortization of debt discount	1,549,752	1,448,308	2,906,645	2,110,645
Repayment of notes payable	1,957,492	2,734,275	4,577,578	1,689,846
Debt Instrument, Increase, Accrued Interest			413,657
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Amortization of debt discount	625,621	995,066	2,082,875	534,535
Proceeds from notes payables	1,840,518	3,641,037	6,094,051	2,971,864
Debt discount	654,065	1,066,393	1,716,825	823,868
Repayment of notes payable	$ 1,957,492	$ 2,734,275	4,577,578	1,689,846
Interest expenses debt			$ 260,155	$ 34,331